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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22359

Papp Investment Trust
(Exact name of registrant as specified in charter)

2201 E. Camelback Road, Suite 227B Phoenix, Arizona	45246
(Address of principal executive offices)	(Zip code)

Carol Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(602) 956-0980

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Papp Investment Trust

By (Signature and Title)*		/s/ Harry A. Papp
Harry A. Papp, President

Date	August 21, 2018

*	Print the name and title of each signing officer under his or her signature.

Papp Small & Mid-Cap Growth Fund

Proxy Voting Record

July 1, 2017 - June 30, 2018

			Shareholder	Brief Identification	Proposed	Did the	How did the Fund	Did the Fund vote
	Ticker		Meeting	of the Matter	by Issuer or	Fund	Cast its Vote?	With or Against
Issuer Name	Symbol	CUSIP	Date	Voted On	Security Holder?	Vote?	For, Against, Abstain	Management?
C.R. Bard Inc	BCR	067383109	08/08/17	Approve the Agreement and Plan of Merger	Issuer	Yes	For	With
C.R. Bard Inc	BCR	067383109	08/08/17	Approve Executive Compensation	Issuer	Yes	For	With
C.R. Bard Inc	BCR	067383109	08/08/17	Approve adjournment of the Special Meeting	Issuer	Yes	For	With

The Clorox Company	CLX	189054109	11/15/17	Electing the Board of Directors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/15/17	Approve Executive Compensation	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/15/17	Ratify Auditors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/15/17	Approval of the company's equity award policy for non- employee directors	Issuer	Yes	For	With
The Clorox Company	CLX	189054109	11/15/17	Stockholder Proposal to amend Proxy Access Bylaws	Security Holder	Yes	Against	With

Resmed Inc	RMD	761152107	11/16/17	Electing the Board of Directors	Issuer	Yes	For	With
Resmed Inc	RMD	761152107	11/16/17	Approve Executive Compensation	Issuer	Yes	For	With
Resmed Inc	RMD	761152107	11/16/17	Ratify Auditors	Issuer	Yes	For	With

Factset Research Systems INC	FDS	303075105	12/19/17	Electing the Board of Directors	Issuer	Yes	For	With
Factset Research Systems INC	FDS	303075105	12/19/17	Ratify Auditors	Issuer	Yes	For	With
Factset Research Systems INC	FDS	303075105	12/19/17	Approve Executive Compensation	Issuer	Yes	For	With
Factset Research Systems INC	FDS	303075105	12/19/17	Employee Stock Purchase Plan, as amended & restated	Issuer	Yes	For	With
Factset Research Systems INC	FDS	303075105	12/19/17	Stock Option & award plan, as amended & restated	Issuer	Yes	For	With

Vantiv, INC	VNTV	92210H105	01/08/18	The Share Issuance Proposal	Issuer	Yes	For	With
Vantiv, INC	VNTV	92210H105	01/08/18	Adjourn the special meeting to a later date if necessary or appropriate	Issuer	Yes	For	With

Valvoline Inc	VVV	92047W101	01/31/18	Electing the Board of Directors	Issuer	Yes	For	With
Valvoline Inc	VVV	92047W101	01/31/18	Ratify Auditors	Issuer	Yes	For	With
Valvoline Inc	VVV	92047W101	01/31/18	Approve Executive Compensation	Issuer	Yes	For	With
Valvoline Inc	VVV	92047W101	01/31/18	Employee Stock Purchase Plan	Issuer	Yes	For	With

The Scotts Miracle-Gro CO	SMG	810186106	01/26/18	Electing the Board of Directors	Issuer	Yes	For	With
The Scotts Miracle-Gro CO	SMG	810186106	01/26/18	Electing the Board of Directors	Issuer	Yes	For	With
The Scotts Miracle-Gro CO	SMG	810186106	01/26/18	Approve Executive Compensation	Issuer	Yes	For	With
The Scotts Miracle-Gro CO	SMG	810186106	01/26/18	Restatement of Discounted Stock purchase plan	Issuer	Yes	For	With

Varian Medical Systems	VAR	9220P105	02/08/18	Electing the Board of Directors	Issuer	Yes	For	With
Varian Medical Systems	VAR	9220P105	02/08/18	Approve Executive Compensation	Issuer	Yes	For	With
Varian Medical Systems	VAR	9220P105	02/08/18	Ratify Auditors	Issuer	Yes	For	With
Varian Medical Systems	VAR	9220P105	02/08/18	Restated 2005 Omnibus Stock Plan	Issuer	Yes	For	With

Varex Imaging Corporation	VREX	92214X106	02/15/18	Electing the Board of Directors	Issuer	Yes	For	With
Varex Imaging Corporation	VREX	92214X106	02/15/18	Electing the Board of Directors	Issuer	Yes	For	With

Analog Devices INC	ADI	032654105	03/14/18	Electing the Board of Directors	Issuer	Yes	For	With
Analog Devices INC	ADI	032654105	03/14/18	Approve Executive Compensation	Issuer	Yes	For	With
Analog Devices INC	ADI	032654105	03/14/18	Ratify Auditors	Issuer	Yes	For	With

Silicon Laboratories Inc	SLAB	826919102	04/19/18	Electing the Board of Directors	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/19/18	Approve Executive Compensation	Issuer	Yes	For	With
Silicon Laboratories Inc	SLAB	826919102	04/19/18	Ratify Auditors	Issuer	Yes	For	With

UMB Financial Corporation	UMBF	902788108	04/24/18	Electing the Board of Directors	Issuer	Yes	For	With
UMB Financial Corporation	UMBF	902788108	04/24/18	Approve Executive Compensation	Issuer	Yes	For	With
UMB Financial Corporation	UMBF	902788108	04/24/18	Ratify Auditors	Issuer	Yes	For	With

Mettler- Toledo International Inc	MTD	592688105	05/03/18	Electing the Board of Directors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/03/18	Ratify Auditors	Issuer	Yes	For	With
Mettler- Toledo International Inc	MTD	592688105	05/03/18	Approve Executive Compensation	Issuer	Yes	For	With

Idex Corporation	IEX	45167R104	04/25/18	Electing the Board of Directors	Issuer	Yes	For	With
Idex Corporation	IEX	45167R104	04/25/18	Ratify Auditors	Issuer	Yes	For	With
Idex Corporation	IEX	45167R104	04/25/18	Approve Executive Compensation	Issuer	Yes	For	With

T. Rowe Price Group, Inc	TROW	74144T108	04/25/18	Electing the Board of Directors	Issuer	Yes	For	With
T. Rowe Price Group, Inc	TROW	74144T108	04/25/18	Approve Executive Compensation	Issuer	Yes	For	With
T. Rowe Price Group, Inc	TROW	74144T108	04/25/18	Amendment to eliminate the provision that limits voting of share ownership to 15% of the outstanding shares	Issuer	Yes	For	With
T. Rowe Price Group, Inc	TROW	74144T108	04/25/18	Ratify Auditors	Issuer	Yes	For	With

Trimble Inc	TRMB	896239100	05/01/18	Electing the Board of Directors	Issuer	Yes	For	With
Trimble Inc	TRMB	896239100	05/01/18	Ratify Auditors	Issuer	Yes	For	With
Trimble Inc	TRMB	896239100	05/01/18	Approve Executive Compensation	Issuer	Yes	For	With

Ecolab Inc	ECL	278865100	05/03/18	Electing the Board of Directors	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/03/18	Ratify Auditors	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/03/18	Approve Executive Compensation	Issuer	Yes	For	With
Ecolab Inc	ECL	278865100	05/03/18	Stockholder proposal regarding the threshold to call special stockholder meetings	Security Holder	Yes	Against	With

Church & Dwight CO Inc	CHD	171340102	05/03/18	Electing the Board of Directors	Issuer	Yes	For	With
Church & Dwight CO Inc	CHD	171340102	05/03/18	Ratify Auditors	Issuer	Yes	For	With
Church & Dwight CO Inc	CHD	171340102	05/03/18	Approve Executive Compensation	Issuer	Yes	For	With
Church & Dwight CO Inc	CHD	171340102	05/03/18	Amend & Restate certification of incorporation	Issuer	Yes	For	With

Ametek Inc	AME	031100100	05/08/18	Electing the Board of Directors	Issuer	Yes	For	With
Ametek Inc	AME	031100100	05/08/18	Approve Executive Compensation	Issuer	Yes	For	With
Ametek Inc	AME	031100100	05/08/18	Ratify Auditors	Issuer	Yes	For	With

O'Reilly Automotive Inc	ORLY	67103H107	05/08/18	Electing the Board of Directors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/08/18	Approve Executive Compensation	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/08/18	Ratify Auditors	Issuer	Yes	For	With
O'Reilly Automotive Inc	ORLY	67103H107	05/08/18	Entitled Special Shareholder Meeting Improvement	Security Holder	Yes	Against	With

Expeditors Int'l of Washington Inc	EXPD	302130109	05/08/18	Electing the Board of Directors	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/08/18	Ratify Auditors	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/08/18	Approve Executive Compensation	Issuer	Yes	For	With
Expeditors Int'l of Washington Inc	EXPD	302130109	05/08/18	Link Executive Compensation to sustainability performance	Security Holder	Yes	Against	With

Westinghouse Air Brake Technologies Corp	WAB	929740108	05/15/18	Electing the Board of Directors	Issuer	Yes	For	With
Westinghouse Air Brake Technologies Corp	WAB	929740108	05/15/18	Ratify Auditors	Issuer	Yes	For	With
Westinghouse Air Brake Technologies Corp	WAB	929740108	05/15/18	Approve Executive Compensation	Issuer	Yes	For	With

Worldpay Inc	WP	981558109	05/16/18	Electing the Board of Directors	Issuer	Yes	For	With
Worldpay Inc	WP	981558109	05/16/18	Approve Executive Compensation	Issuer	Yes	For	With
Worldpay Inc	WP	981558109	05/16/18	Approve Employee Stock Perchance Plan	Issuer	Yes	For	With
Worldpay Inc	WP	981558109	05/16/18	Ratify Auditors	Issuer	Yes	For	With

Pioneer Natural Resources	PXD	723787107	05/17/18	Electing the Board of Directors	Issuer	Yes	For	With
Pioneer Natural Resources	PXD	723787107	05/17/18	Ratify Auditors	Issuer	Yes	For	With
Pioneer Natural Resources	PXD	723787107	05/18/17	Approve Executive Compensation	Issuer	Yes	For	With

Ansys Inc	ANSS	03662Q105	05/18/18	Electing the Board of Directors	Issuer	Yes	For	With
Ansys Inc	ANSS	03662Q105	05/18/18	Ratify Auditors	Issuer	Yes	For	With
Ansys Inc	ANSS	03662Q105	05/18/18	Approve Executive Compensation	Issuer	Yes	For	With

SEI Investments Company	SEIC	784117103	05/30/18	Electing the Board of Directors	Issuer	Yes	For	With
SEI Investments Company	SEIC	784117103	05/30/18	Ratify Auditors	Issuer	Yes	For	With
SEI Investments Company	SEIC	784117103	05/30/18	Approve Executive Compensation	Issuer	Yes	For	With

PRA Health Sciences Inc	PRAH	69354M108	05/31/18	Electing the Board of Directors	Issuer	Yes	For	With
PRA Health Sciences Inc	PRAH	69354M108	05/31/18	Ratify Auditors	Issuer	Yes	For	With
PRA Health Sciences Inc	PRAH	69354M108	05/31/18	Approve Executive Compensation	Issuer	Yes	For	With
PRA Health Sciences Inc	PRAH	69354M108	05/31/18	Approve Stock Incentive Plan	Issuer	Yes	For	With

Costar Group Inc	CSGP	22160N109	06/06/18	Electing the Board of Directors	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/06/18	Ratify Auditors	Issuer	Yes	For	With
Costar Group Inc	CSGP	22160N109	06/06/18	Approve Executive Compensation	Issuer	Yes	For	With

Pegasystems Inc	PEGA	705573103	06/28/18	Electing the Board of Directors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/28/18	Ratify Auditors	Issuer	Yes	For	With
Pegasystems Inc	PEGA	705573103	06/28/18	Approve Executive Compensation	Issuer	Yes	For	With